EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2013
EMPLOYEE BENEFITS [Abstract]
EMPLOYEE BENEFITS
21.	EMPLOYEE BENEFITS

The full-time employees of the Company's subsidiaries incorporated in the PRC are entitled to staff welfare benefits, including medical care, welfare subsidies, unemployment insurance and pension benefits and housing funds. These companies are required to pay for these benefits based upon certain percentages of employees' salaries in accordance with the relevant regulations, and to make contributions to the state-sponsored housing, pension and medical plans from the amounts accrued for housing, medical and pension benefits. The total amounts charged to the consolidated statements of operations for such employee benefits were RMB72,700,241 RMB37,134,122 and RMB49,718,062 for the years ended December 31, 2011, 2012 and 2013, respectively. The unpaid balances of liability accrued for such employee welfare benefits were RMB154,819,927 and RMB175,141,564 as of December 31, 2012 and 2013, respectively. The unpaid balance of penalty accrued for employee welfare benefits were RMB12,063,712 and RMB25,807,949 as of December 31, 2012 and 2013, respectively.

The PRC government is responsible for the medical benefits and ultimate pension liability to these employees.